DISTRIBUTION OF PROFIT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
DISTRIBUTION OF PROFIT [Abstract]
Appropriations to general reserve as a percentage of profit after tax, minimum	10.00%
Restricted net assets of PRC subsidiaries	$ 864,408,242	$ 849,920,907